Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,050,000
Previously Paid Amount	0.00
Total Fee Amount	773.16
Total Offset Amount	0.00
Net Fee	773.16
Narrative - Max Aggregate Offering Price	$ 5,050,000
Final Prospectus	true